ACQUISITION - Purchase Price Consideration (Details) - CAD CAD in Millions	Dec. 31, 2017	Oct. 02, 2017	Dec. 31, 2016
Purchase Price Consideration
Purchase Price Consideration	CAD 6,400		CAD 566
Goodwill	CAD 3,871		CAD 2,097
Veresen
Purchase Price Consideration
Cash		CAD 1,522
Purchase Price Consideration		6,400
Current assets		303
Investments in equity accounted investees		6,115
Property, plant and equipment		612
Intangibles and other long term assets		175
Goodwill		1,774
Current liabilities		(192)
Long term debt		(993)
Deferred tax liabilities		(1,203)
Decommissioning provision		(10)
Other long term liabilities		(121)
Non-controlling interest		(60)
Identifiable assets acquired (liabilities assumed)		6,400
Veresen | Common shares
Purchase Price Consideration
Equity interests of acquirer		4,356
Veresen | Preferred shares
Purchase Price Consideration
Equity interests of acquirer		CAD 522